SIGNIFICANT ACCOUNTING POLICIES - Share-Based Compensation (Details) - Share Options	1 Months Ended	12 Months Ended
	Oct. 31, 2014	Dec. 31, 2021
Minimum
SHARE-BASED COMPENSATION
Options vesting period	4 years	4 years
Maximum
SHARE-BASED COMPENSATION
Options vesting period	5 years	5 years